Leases (Details) - Schedule of supplemental information related to operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of supplemental information related to operating leases [Abstract]
Weighted average remaining lease term, in years:	2 years 10 months 28 days	3 years 4 months 20 days
Weighted average discount rate:	8.40%	8.50%
Cash paid for operating leases included in the measurement of lease liabilities	$ 3,711	$ 3,699